Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 215	$ 5,515	$ 6,856
Supplies	1,302	1,313	295
Prepaid expenses	1,706	2,686	444
Prepaid consulting fees		2,676
Other current assets	105	114	23
Total current assets	3,328	12,304	7,618
Intangible assets	477	2,043	191
Reinsurance recoverables		18,573	19,463
Cloud computing arrangements		2,225	2,745
Other assets	242	263	287
Total assets	4,047	35,408	30,304
Current liabilities
Accounts payable	4,021	3,466	3,456
Related party payable	500	500
Senior PIK Notes	3,861	1,409
Accrued severance	1,399	1,045
Accrued and other liabilities	377	493	402
Total current liabilities	10,158	6,913	36,061
Related party convertible debentures			9,967
Convertible debentures			22,236
Warrant liability	104	311
Senior PIK Notes		1,730
Policy reserves		18,573	19,463
Other liabilities	815	1,173
Total liabilities	11,077	28,700	55,524
Commitments and contingencies (Note 12)
Stockholders’ (deficit) equity
Preferred stock, $0.0001 par value; 10,000,000 shares authorized, none issued or outstanding as of June 30, 2023 and December 31, 2022
Class A common stock, $0.0001 par value, 500,000,000 shares authorized, 46,480,892 and 29,669,830 issued, and 46,480,892 and 27,529,069 outstanding as of June 30, 2023 and December 31, 2022, respectively	5	3
Treasury stock, at cost, 0 and 2,140,761 as of June 30, 2023 and December 31, 2022, respectively
Undesignated preferred stock, $.00001 par value;90,000,000 shares authorized, none issued and outstanding as of December 31, 2021
Non-redeemable preferred stock series A, $.00001 par value; 10,000,000 shares authorized, 8,000,000 shares issued and outstanding as of December 31, 2021			21,854
Common stock class A, $.00001 par value; 800,000,000 shares authorized; 30,208 shares issued and outstanding as of December 31, 2021
Common stock class B, $.00001 par value, 100,000,000 shares authorized; 2,000,000 shares issued and outstanding as of December 31, 2021
Additional paid-in capital	161,594	153,936	4,902
Accumulated deficit	(168,629)	(147,231)	(51,976)
Total stockholders’ (deficit) equity	(7,030)	6,708	(25,220)
Total liabilities and stockholders’ (deficit) equity	$ 4,047	$ 35,408	$ 30,304